CORPORATE BONDS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Corporate Debt [Member]
Debt Instrument [Line Items]
Interest expense	¥ 2,300	¥ 1,735	¥ 2,137